Asset Retirement Obligations - Liability at Period End (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations
ARO liability at end of period	$ 20,058	$ 20,980	$ 13,610
Less: Current portion of ARO	(600)	(679)
Total long-term ARO at end of period	$ 19,458	$ 20,301